UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

August 31, 2007

1.805819.103

CVS-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 54.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 54.3%
CONSUMER DISCRETIONARY - 6.2%
Automobiles - 0.2%
Ford Motor Co. 4.25% 12/15/36	$ 4,300	$ 4,637
Diversified Consumer Services - 0.8%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (g)	12,000	10,639
3.375% 7/15/16 (g)	12,000	10,553
		21,192
Hotels, Restaurants & Leisure - 1.5%
Six Flags, Inc. 4.5% 5/15/15	27,700	24,203
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	9,200
2.75% 7/15/10	2,800	6,440
		39,843
Internet & Catalog Retail - 0.3%
GSI Commerce, Inc. 2.5% 6/1/27 (g)	10,000	9,878
Media - 2.5%
Charter Communications, Inc.:
5.875% 11/16/09 (g)	1,127	1,511
5.875% 11/16/09	40,524	54,314
Lamar Advertising Co. 2.875% 12/31/10	8,200	10,705
		66,530
Specialty Retail - 0.9%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,565
Eddie Bauer Holdings, Inc. 5.25% 4/1/14 (g)	11,000	10,656
United Auto Group, Inc. 3.5% 4/1/26 (g)	10,000	10,234
		23,455
TOTAL CONSUMER DISCRETIONARY		165,535
CONSUMER STAPLES - 1.3%
Beverages - 0.8%
Molson Coors Brewing Co. 2.5% 7/30/13	20,000	20,950
Food & Staples Retailing - 0.5%
Nash-Finch Co. 1.6314% 3/15/35 (e)	26,480	12,136
TOTAL CONSUMER STAPLES		33,086
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - 9.7%
Energy Equipment & Services - 4.2%
Global Industries Ltd. 2.75% 8/1/27 (g)	$ 10,000	$ 9,325
Grey Wolf, Inc. 5.32% 4/1/24 (h)	3,880	4,848
Halliburton Co. 3.125% 7/15/23	42,400	78,652
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	5,028
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	6,480
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	7,331
		111,664
Oil, Gas & Consumable Fuels - 5.5%
Chesapeake Energy Corp.:
2.5% 5/15/37	20,000	18,844
2.75% 11/15/35	7,860	8,071
McMoRan Exploration Co.:
6% 7/2/08 (g)	1,000	1,146
6% 7/2/08	12,900	14,780
Peabody Energy Corp. 4.75% 12/15/66	60,000	59,250
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	24,500	35,878
St. Mary Land & Exploration Co. 3.5% 4/1/27 (g)	8,000	7,562
		145,531
TOTAL ENERGY		257,195
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.5%
Ventas, Inc. 3.875% 11/15/11 (g)	12,000	12,319
HEALTH CARE - 7.5%
Biotechnology - 1.5%
Amgen, Inc.:
0.375% 2/1/13 (g)	25,000	21,428
0.375% 2/1/13	18,000	15,413
BioMarin Pharmaceutical, Inc. 2.5% 3/29/13	2,510	3,616
		40,457
Health Care Equipment & Supplies - 2.7%
Bausch & Lomb, Inc. 5.8125% 8/1/23 (h)	10,000	11,876
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	18,000	20,565
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	21,000	24,675
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc. 1.625% 4/15/13	$ 8,000	$ 8,557
SonoSite, Inc. 3.75% 7/15/14	7,000	6,967
		72,640
Health Care Providers & Services - 0.3%
Omnicare, Inc. 3.25% 12/15/35	9,000	7,054
Life Sciences Tools & Services - 2.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,801
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	15,600	36,357
2.5% 10/1/23	7,400	17,246
Nektar Therapeutics 3.25% 9/28/12	9,000	7,516
		65,920
Pharmaceuticals - 0.5%
Alpharma, Inc. 2.125% 3/15/27	9,000	8,342
MGI Pharma, Inc. 1.6821% 3/2/24 (e)	8,000	5,613
		13,955
TOTAL HEALTH CARE		200,026
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.8%
AAR Corp. 1.75% 2/1/26 (g)	2,500	3,051
Alliant Techsystems, Inc. 3% 8/15/24	12,400	18,420
		21,471
Airlines - 1.3%
AirTran Holdings, Inc. 7% 7/1/23	10,000	12,130
UAL Corp. 4.5% 6/30/21 (g)	10,500	15,794
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	7,798
		35,722
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	1,000	870
Commercial Services & Supplies - 1.0%
FTI Consulting, Inc. 3.75% 7/15/12 (g)	11,995	21,845
Waste Connections, Inc. 3.75% 4/1/26	5,000	5,488
		27,333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 2.0%
Fluor Corp. 1.5% 2/15/24	$ 18,700	$ 42,547
Quanta Services, Inc. 3.75% 4/30/26 (g)	7,000	9,772
		52,319
Electrical Equipment - 0.5%
C&D Technologies, Inc. 5.25% 11/1/25 (g)	4,400	3,772
GrafTech International Ltd. 1.625% 1/15/24	7,280	8,190
		11,962
Machinery - 0.7%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	4,566
2.375% 5/15/26	8,000	6,642
Trinity Industries, Inc. 3.875% 6/1/36	7,000	7,147
		18,355
Marine - 0.2%
Horizon Lines, Inc. 4.25% 8/15/12 (g)	5,000	5,040
TOTAL INDUSTRIALS		173,072
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.3%
AudioCodes Ltd. 2% 11/9/24 (g)	5,000	4,444
Ciena Corp. 0.25% 5/1/13	2,650	2,817
Finisar Corp. 2.5% 10/15/10	15,760	20,074
JDS Uniphase Corp. 1% 5/15/26 (g)	15,000	12,198
L-3 Communications Corp. 3% 8/1/35	3,000	3,413
Nortel Networks Corp. 2.125% 4/15/14 (g)	10,000	8,125
Symmetricom, Inc. 3.25% 6/15/25	11,000	8,699
		59,770
Computers & Peripherals - 2.3%
EMC Corp. 1.75% 12/1/13 (g)	17,000	23,099
Hutchinson Technology, Inc. 3.25% 1/15/26	12,000	10,614
Maxtor Corp. 2.375% 8/15/12	7,500	11,808
SanDisk Corp. 1% 5/15/13	18,000	16,816
		62,337
Electronic Equipment & Instruments - 4.2%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,263
Flextronics International Ltd. 1% 8/1/10	30,580	29,140
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Itron, Inc. 2.5% 8/1/26	$ 32,250	$ 45,898
Merix Corp.:
4% 5/15/13 (g)	11,250	9,028
4% 5/15/13	1,600	1,284
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,270
Solectron Corp. 0.5% 2/15/34	9,000	8,618
Vishay Intertechnology, Inc. 3.625% 8/1/23	9,000	8,948
		111,449
IT Services - 1.8%
BearingPoint, Inc. 3.1% 12/15/24 (g)	8,000	6,579
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (g)	8,300	13,594
4.125% 8/15/23	16,800	27,516
		47,689
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc.:
6% 5/1/15 (g)	55,000	47,506
6% 5/1/15	5,000	4,319
Amkor Technology, Inc. 2.5% 5/15/11	5,000	5,105
Conexant Systems, Inc. 4% 3/1/26	7,000	6,007
Credence Systems Corp.:
3.5% 5/15/10 (g)	8,000	7,120
3.5% 5/15/10	7,500	6,675
EMCORE Corp. 5.5% 5/15/11	7,920	11,534
Intel Corp.:
2.95% 12/15/35 (g)	10,000	10,331
2.95% 12/15/35	38,000	39,258
Micron Technology, Inc. 1.875% 6/1/14	10,000	9,863
ON Semiconductor Corp.:
0% 4/15/24	29,500	37,887
1.875% 12/15/25 (g)	3,750	6,723
Photronics, Inc. 2.25% 4/15/08	7,000	6,815
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,144
		210,287
Software - 1.1%
Borland Software Corp. 2.75% 2/15/12 (g)	13,000	11,976
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. 1.5% 12/15/13 (g)	$ 5,500	$ 6,253
Symantec Corp. 1% 6/15/13 (g)	9,000	10,079
		28,308
TOTAL INFORMATION TECHNOLOGY		519,840
MATERIALS - 0.1%
Chemicals - 0.1%
Pioneer Companies, Inc. 2.75% 3/1/27 (g)	2,080	2,525
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. 3.5% 6/15/12	8,000	9,198
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,934
		17,132
Wireless Telecommunication Services - 1.6%
American Tower Corp.:
3.25% 8/1/10 (g)	6,700	21,888
3.25% 8/1/10	3,935	12,855
ICO North America, Inc. 7.5% 8/15/09 (i)	7,745	7,668
		42,411
TOTAL TELECOMMUNICATION SERVICES		59,543
UTILITIES - 0.7%
Multi-Utilities - 0.7%
CMS Energy Corp. 3.375% 7/15/23	11,800	18,435
TOTAL CONVERTIBLE BONDS		1,441,576
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
IdleAire Technologies Corp. 0% 12/15/12 (d)	12,510	7,256
TOTAL CORPORATE BONDS (Cost $1,283,634)		1,448,832
Common Stocks - 15.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.2%
IdleAire Technologies Corp. warrants 12/15/15 (a)(g)	12,510	$ 13
WABCO Holdings, Inc.	117,866	5,335
		5,348
Diversified Consumer Services - 0.7%
Coinmach Service Corp. Class A	359,400	4,604
Service Corp. International	1,143,000	13,967
		18,571
Media - 0.3%
Charter Communications, Inc. Class A (a)(f)	3,343,900	9,296
TOTAL CONSUMER DISCRETIONARY		33,215
ENERGY - 6.3%
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc. (a)	320,900	41,075
Oil, Gas & Consumable Fuels - 4.8%
Sasol Ltd. sponsored ADR	412,600	16,599
Teekay Corp.	895,625	51,910
Valero Energy Corp.	839,072	57,485
		125,994
TOTAL ENERGY		167,069
HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Roche Holding AG ADR (g)	320,340	28,030
INDUSTRIALS - 0.6%
Building Products - 0.5%
American Standard Companies, Inc.	353,600	13,023
Machinery - 0.1%
FreightCar America, Inc.	76,700	3,475
TOTAL INDUSTRIALS		16,498
INFORMATION TECHNOLOGY - 1.4%
IT Services - 0.0%
Global Cash Access Holdings, Inc. (a)	71,600	795
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. (a)	859,200	$ 9,898
ON Semiconductor Corp. (a)	2,169,500	25,427
		35,325
TOTAL INFORMATION TECHNOLOGY		36,120
MATERIALS - 2.8%
Chemicals - 2.4%
Celanese Corp. Class A	1,413,500	50,773
Monsanto Co.	200,000	13,948
		64,721
Paper & Forest Products - 0.4%
Weyerhaeuser Co.	141,800	9,667
TOTAL MATERIALS		74,388
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (a)	1,149,096	6,010
Wireless Telecommunication Services - 1.1%
NII Holdings, Inc. (a)	291,409	23,074
NII Holdings, Inc. (a)(g)	75,132	5,949
		29,023
TOTAL TELECOMMUNICATION SERVICES		35,033
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	194,441	7,578
TOTAL COMMON STOCKS (Cost $223,162)		397,931
Convertible Preferred Stocks - 26.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.8%
Ford Motor Co. Capital Trust II 6.50%	650,000	$ 23,374
General Motors Corp.:
Series B, 5.25%	1,750,000	32,935
Series C, 6.25%	901,500	19,157
		75,466
Media - 0.4%
Interpublic Group of Companies, Inc. Series B, 5.25% (g)	10,000	10,180
TOTAL CONSUMER DISCRETIONARY		85,646
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Rite Aid Corp. 5.50%	370,000	9,849
ENERGY - 12.2%
Energy Equipment & Services - 0.4%
Bristow Group, Inc. 5.50%	160,000	9,000
Oil, Gas & Consumable Fuels - 11.8%
Chesapeake Energy Corp.:
4.50%	170,000	16,150
5.00% (g)	55,000	7,501
5.00%	275,100	37,517
5.00% (g)	149,600	15,563
El Paso Corp. 4.99%	150,390	206,805
EXCO Resources, Inc. Series A1
7.00% (i)	2,500	24,909
Williams Companies, Inc. 5.50%	35,000	4,988
		313,433
TOTAL ENERGY		322,433
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. Series D, 6.25%	40,000	13,276
MATERIALS - 9.9%
Chemicals - 4.9%
Celanese Corp. 4.25%	2,767,500	129,159
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 5.0%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	$ 35,283
6.75%	731,500	96,719
		132,002
TOTAL MATERIALS		261,161
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. Series A, 5.75%	26,800	9,040
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $570,611)		701,405
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 5.48% (b)	76,189,639	76,190
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	5,115,000	5,115
TOTAL MONEY MARKET FUNDS (Cost $81,305)		81,305
Cash Equivalents - 0.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) # (Cost $16,280)	$ 16,289	16,280
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,174,992)		2,645,753
NET OTHER ASSETS - 0.2%		6,215
NET ASSETS - 100%		$ 2,651,968
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $607,006,000 or 22.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,577,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 25,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 7,809
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$16,280,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 1,423
Citigroup Global Markets, Inc.	5,173
Lehman Brothers, Inc.	4,378
UBS Securities LLC	5,306
$ 16,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,389
Fidelity Securities Lending Cash Central Fund	187
Total	$ 2,576
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,170,985,000. Net unrealized appreciation aggregated $474,768,000, of which $538,169,000 related to appreciated investment securities and $63,401,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity Income II Fund

August 31, 2007

1.805774.103

EII-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.2%
Harley-Davidson, Inc.	460,000	$ 24,743
Hotels, Restaurants & Leisure - 0.9%
Panera Bread Co. Class A (a)	600,000	26,244
Red Robin Gourmet Burgers, Inc. (a)(e)	860,000	33,084
Starbucks Corp. (a)	1,400,000	38,570
		97,898
Household Durables - 1.0%
Black & Decker Corp.	380,000	32,965
KB Home	660,000	20,024
Whirlpool Corp.	600,000	57,846
		110,835
Media - 3.9%
Citadel Broadcasting Corp.	261,106	1,063
EchoStar Communications Corp. Class A (a)	1,300,000	55,016
The Walt Disney Co.	3,300,000	110,880
Time Warner, Inc.	6,200,000	117,676
Viacom, Inc. Class B (non-vtg.) (a)	3,500,000	138,110
		422,745
Multiline Retail - 0.8%
Sears Holdings Corp. (a)	340,000	48,810
Target Corp.	460,000	30,328
		79,138
Specialty Retail - 1.9%
Big 5 Sporting Goods Corp. (e)	2,000,000	41,600
Chico's FAS, Inc. (a)	500,000	7,990
Christopher & Banks Corp. (d)	1,700,000	20,536
Home Depot, Inc.	1,500,000	57,465
Talbots, Inc. (d)	1,300,000	27,664
Williams-Sonoma, Inc. (d)	1,500,000	49,995
		205,250
Textiles, Apparel & Luxury Goods - 0.8%
Adidas-Salomon AG	940,000	55,258
Quiksilver, Inc. (a)	2,200,000	29,458
		84,716
TOTAL CONSUMER DISCRETIONARY		1,025,325
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.4%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	1,100,000	$ 54,340
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	900,000	34,038
Wal-Mart Stores, Inc.	6,000,000	261,780
		295,818
Food Products - 1.5%
General Mills, Inc.	1,000,000	55,880
Hershey Co.	2,300,000	106,950
		162,830
Household Products - 1.5%
Clorox Co.	700,000	41,860
Kimberly-Clark Corp. (d)	1,700,000	116,773
		158,633
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	600,000	24,954
Tobacco - 1.0%
Altria Group, Inc.	1,600,000	111,056
TOTAL CONSUMER STAPLES		807,631
ENERGY - 14.4%
Energy Equipment & Services - 5.4%
Baker Hughes, Inc.	780,000	65,411
Halliburton Co.	7,900,000	273,261
National Oilwell Varco, Inc. (a)	520,000	66,560
Schlumberger Ltd. (NY Shares)	900,000	86,850
Smith International, Inc.	1,400,000	93,814
		585,896
Oil, Gas & Consumable Fuels - 9.0%
BP PLC sponsored ADR	1,100,000	74,096
Chevron Corp.	2,200,000	193,072
ConocoPhillips	1,500,000	122,835
Exxon Mobil Corp.	6,000,000	514,380
Valero Energy Corp.	1,100,000	75,361
		979,744
TOTAL ENERGY		1,565,640
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 27.3%
Capital Markets - 3.4%
Legg Mason, Inc.	160,000	$ 13,891
Merrill Lynch & Co., Inc.	1,900,000	140,030
Morgan Stanley	1,300,000	81,081
Northern Trust Corp.	900,000	55,314
State Street Corp.	1,200,000	73,632
		363,948
Commercial Banks - 3.0%
U.S. Bancorp, Delaware	3,800,000	122,930
Wachovia Corp.	2,100,000	102,858
Wells Fargo & Co.	2,600,000	95,004
		320,792
Consumer Finance - 0.1%
Discover Financial Services (a)	650,000	15,041
Diversified Financial Services - 7.6%
Bank of America Corp.	6,100,000	309,148
Citigroup, Inc.	6,599,998	309,408
JPMorgan Chase & Co.	4,600,000	204,792
		823,348
Insurance - 10.4%
AFLAC, Inc.	2,400,000	127,944
American International Group, Inc.	7,800,000	514,800
Genworth Financial, Inc. Class A (non-vtg.)	3,100,000	89,838
Hartford Financial Services Group, Inc.	1,200,000	106,692
Marsh & McLennan Companies, Inc.	4,500,000	119,925
MetLife, Inc.	1,700,000	108,885
XL Capital Ltd. Class A	820,000	62,484
		1,130,568
Real Estate Investment Trusts - 1.2%
General Growth Properties, Inc.	2,600,000	129,246
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	2,700,000	177,147
TOTAL FINANCIALS		2,960,090
HEALTH CARE - 8.6%
Biotechnology - 1.0%
Amgen, Inc. (a)	1,000,000	50,110
Biogen Idec, Inc. (a)	800,000	51,056
		101,166
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	700,000	$ 38,332
Becton, Dickinson & Co.	1,100,000	84,634
Covidien Ltd. (a)	1,500,000	59,745
Varian Medical Systems, Inc. (a)	900,000	36,351
		219,062
Health Care Providers & Services - 1.2%
Medco Health Solutions, Inc. (a)	560,000	47,852
UnitedHealth Group, Inc.	1,700,000	85,017
		132,869
Pharmaceuticals - 4.4%
Johnson & Johnson	1,800,000	111,222
Merck & Co., Inc.	4,900,000	245,833
Pfizer, Inc.	4,800,000	119,232
		476,287
TOTAL HEALTH CARE		929,384
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.8%
General Dynamics Corp.	360,000	28,282
Honeywell International, Inc.	1,000,000	56,150
Lockheed Martin Corp.	560,000	55,518
The Boeing Co.	580,000	56,086
United Technologies Corp.	1,400,000	104,482
		300,518
Air Freight & Logistics - 1.6%
United Parcel Service, Inc. Class B	2,300,000	174,478
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,300,000	21,944
Construction & Engineering - 0.9%
KBR, Inc.	3,000,000	98,520
Electrical Equipment - 0.4%
Thomas & Betts Corp. (a)	900,000	49,851
Industrial Conglomerates - 4.0%
3M Co.	1,300,000	118,287
General Electric Co.	7,100,000	275,977
Tyco International Ltd.	850,000	37,536
		431,800
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.6%
Caterpillar, Inc.	860,000	$ 65,162
Cummins, Inc.	240,000	28,421
Deere & Co.	220,000	29,933
Illinois Tool Works, Inc.	1,100,000	63,987
SPX Corp.	1,000,000	90,050
		277,553
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	1,400,000	113,610
YRC Worldwide, Inc. (a)(d)	1,600,000	49,296
		162,906
TOTAL INDUSTRIALS		1,517,570
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	2,000,000	63,840
Computers & Peripherals - 3.1%
Hewlett-Packard Co.	4,200,000	207,270
International Business Machines Corp.	1,100,000	128,359
		335,629
Electronic Equipment & Instruments - 0.8%
Avnet, Inc. (a)	1,400,000	55,034
Tyco Electronics Ltd. (a)	850,000	29,640
		84,674
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,800,000	40,914
IT Services - 0.2%
The Western Union Co.	1,500,000	28,245
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	3,100,000	66,216
Intel Corp.	5,000,000	128,750
MKS Instruments, Inc. (a)	2,200,000	48,488
National Semiconductor Corp.	2,200,000	57,904
		301,358
Software - 0.5%
Microsoft Corp.	1,900,000	54,587
TOTAL INFORMATION TECHNOLOGY		909,247
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.9%
Chemicals - 1.4%
Airgas, Inc.	1,833,107	$ 84,726
Sigma Aldrich Corp.	1,360,000	60,928
		145,654
Metals & Mining - 0.5%
Alcoa, Inc.	1,600,000	58,448
TOTAL MATERIALS		204,102
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	10,500,000	418,635
Verizon Communications, Inc.	3,300,000	138,204
		556,839
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	2,600,000	49,192
TOTAL TELECOMMUNICATION SERVICES		606,031
UTILITIES - 2.6%
Electric Utilities - 2.6%
Entergy Corp.	540,000	55,955
Exelon Corp.	1,200,000	84,804
FirstEnergy Corp.	440,000	27,034
PPL Corp.	1,000,000	48,260
Reliant Energy, Inc. (a)	2,500,000	63,775
		279,828
TOTAL COMMON STOCKS (Cost $9,145,936)		10,804,848
Money Market Funds - 1.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.48% (b)	18,891,414	$ 18,891
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	84,506,650	84,507
TOTAL MONEY MARKET FUNDS (Cost $103,398)		103,398
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $9,249,334)		10,908,246
NET OTHER ASSETS - (0.7)%		(76,261)
NET ASSETS - 100%		$ 10,831,985
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,174
Fidelity Securities Lending Cash Central Fund	1,063
Total	$ 2,237
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 21,376	$ 28,481	$ -	$ 429	$ 41,600
Red Robin Gourmet Burgers, Inc.	29,558	-	-	-	33,084
Total	$ 50,934	$ 28,481	$ -	$ 429	$ 74,684
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,258,758,000. Net unrealized appreciation aggregated $1,649,488,000, of which $1,869,078,000 related to appreciated investment securities and $219,590,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

August 31, 2007

1.805765.103

FRE-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	604,200	$ 35,448
Sotheby's Class A (ltd. vtg.)	483,400	20,922
		56,370
Hotels, Restaurants & Leisure - 1.6%
Burger King Holdings, Inc.	940,721	22,304
McDonald's Corp.	678,800	33,431
Starwood Hotels & Resorts Worldwide, Inc.	92,900	5,678
Vail Resorts, Inc. (a)(d)	296,400	16,948
		78,361
Internet & Catalog Retail - 1.6%
Priceline.com, Inc. (a)(d)	929,400	77,122
Media - 0.3%
Comcast Corp. Class A (special) (non-vtg.) (a)	319,000	8,249
Time Warner, Inc.	234,000	4,441
		12,690
Specialty Retail - 0.4%
PETsMART, Inc.	585,700	20,324
Textiles, Apparel & Luxury Goods - 1.4%
Burberry Group PLC	800,000	9,849
Crocs, Inc. (a)(d)	313,100	18,485
Lululemon Athletica, Inc.	8,400	286
Polo Ralph Lauren Corp. Class A	145,200	10,968
VF Corp.	390,500	31,181
		70,769
TOTAL CONSUMER DISCRETIONARY		315,636
CONSUMER STAPLES - 2.5%
Beverages - 0.2%
The Coca-Cola Co.	200,000	10,756
Food Products - 1.0%
Ralcorp Holdings, Inc. (a)	100,000	6,179
Tyson Foods, Inc. Class A	1,854,900	39,973
		46,152
Personal Products - 0.2%
Avon Products, Inc.	163,400	5,613
Bare Escentuals, Inc.	200,800	4,940
		10,553
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Altria Group, Inc.	805,500	$ 55,910
TOTAL CONSUMER STAPLES		123,371
ENERGY - 21.6%
Energy Equipment & Services - 7.1%
Atwood Oceanics, Inc. (a)	324,112	24,629
Cameron International Corp. (a)	600,000	49,062
FMC Technologies, Inc. (a)	5,600	530
National Oilwell Varco, Inc. (a)	182,530	23,364
Oceaneering International, Inc. (a)	527,800	35,447
Schlumberger Ltd. (NY Shares)	776,300	74,913
Smith International, Inc.	634,600	42,525
Transocean, Inc. (a)	599,400	62,991
W-H Energy Services, Inc. (a)	146,300	9,299
Weatherford International Ltd. (a)	488,100	28,495
		351,255
Oil, Gas & Consumable Fuels - 14.5%
Cabot Oil & Gas Corp.	1,025,200	34,180
Cameco Corp.	966,700	39,041
Chesapeake Energy Corp.	300,000	9,678
EOG Resources, Inc.	228,700	15,405
Exxon Mobil Corp.	1,424,700	122,140
Marathon Oil Corp.	331,000	17,838
Petroplus Holdings AG	668,020	58,024
Quicksilver Resources, Inc. (a)	1,383,900	55,287
Range Resources Corp.	979,500	35,566
Sunoco, Inc.	385,700	28,210
Tesoro Corp.	685,700	33,826
Ultra Petroleum Corp. (a)	1,789,879	95,580
Uranium One, Inc. (a)	500,000	5,435
Valero Energy Corp.	1,913,700	131,108
Williams Companies, Inc.	1,273,900	39,491
		720,809
TOTAL ENERGY		1,072,064
FINANCIALS - 6.9%
Capital Markets - 1.3%
Charles Schwab Corp.	481,000	9,524
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	192,900	$ 25,418
Julius Baer Holding AG (Bearer)	292,875	19,382
T. Rowe Price Group, Inc.	200,000	10,264
		64,588
Commercial Banks - 3.1%
Banco Bradesco SA (PN) sponsored ADR	1,067,400	26,343
Banco Daycoval SA (PN)	555,800	4,711
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,516,700	66,022
Raiffeisen International Bank Holding AG	101,700	14,686
Uniao de Bancos Brasileiros SA (Unibanco) GDR	379,100	42,300
		154,062
Diversified Financial Services - 0.8%
Apollo Global Management LLC (e)	1,703,400	41,307
Insurance - 1.2%
MetLife, Inc.	227,400	14,565
Principal Financial Group, Inc.	500,000	27,745
Prudential Financial, Inc.	214,500	19,258
		61,568
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	1,562,100	22,010
TOTAL FINANCIALS		343,535
HEALTH CARE - 7.5%
Biotechnology - 4.2%
Celgene Corp. (a)	2,283,300	146,611
CSL Ltd.	24,000	1,929
Gilead Sciences, Inc. (a)	1,661,700	60,436
		208,976
Health Care Equipment & Supplies - 1.2%
Beckman Coulter, Inc.	441,700	31,780
Becton, Dickinson & Co.	390,500	30,045
		61,825
Health Care Providers & Services - 1.6%
Humana, Inc. (a)	681,000	43,645
Medco Health Solutions, Inc. (a)	392,900	33,573
		77,218
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Elan Corp. PLC sponsored ADR (a)	499,600	$ 9,682
Merck & Co., Inc.	310,240	15,565
		25,247
TOTAL HEALTH CARE		373,266
INDUSTRIALS - 13.2%
Aerospace & Defense - 2.5%
Hexcel Corp. (a)	1,078,000	23,490
L-3 Communications Holdings, Inc. (d)	585,700	57,697
Precision Castparts Corp.	100,000	13,031
The Boeing Co.	300,000	29,010
		123,228
Airlines - 2.4%
Delta Air Lines, Inc. (a)	1,500,000	25,320
UAL Corp. (a)(d)	1,500,000	71,205
US Airways Group, Inc. (a)	700,000	21,665
		118,190
Electrical Equipment - 2.1%
ABB Ltd. sponsored ADR	2,775,300	68,439
Alstom SA	200,000	36,149
		104,588
Industrial Conglomerates - 1.7%
McDermott International, Inc. (a)	868,188	83,337
Machinery - 4.3%
Caterpillar, Inc.	878,600	66,572
Cummins, Inc.	500,000	59,210
Eaton Corp.	200,000	18,844
MAN AG	195,200	28,000
Parker Hannifin Corp.	300,000	32,241
Sulzer AG (Reg.)	7,059	9,361
		214,228
Road & Rail - 0.2%
Kansas City Southern (a)	413,000	12,551
TOTAL INDUSTRIALS		656,122
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 5.7%
Cisco Systems, Inc. (a)	2,468,800	$ 78,804
F5 Networks, Inc. (a)	400,000	13,988
Harris Corp.	490,500	29,837
Infinera Corp.	252,500	4,863
Research In Motion Ltd. (a)	1,799,700	153,714
		281,206
Computers & Peripherals - 3.8%
Apple, Inc. (a)	514,200	71,206
Dell, Inc. (a)	1,366,700	38,609
EMC Corp. (a)	2,600,000	51,116
SanDisk Corp. (a)	500,000	28,030
		188,961
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	207,500	3,833
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.) (a)	62,151	32,023
SAVVIS, Inc. (a)	101,600	4,037
		36,060
IT Services - 1.8%
Fidelity National Information Services, Inc.	685,700	32,502
Mastercard, Inc. Class A (d)	419,800	57,508
Redecard SA	68,300	1,044
		91,054
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	2,050,100	43,790
ASML Holding NV (NY Shares) (a)	1,102,100	32,699
Broadcom Corp. Class A (a)	600,000	20,700
Intel Corp.	2,500,000	64,375
		161,564
Software - 2.3%
Adobe Systems, Inc. (a)	192,900	8,246
Glu Mobile, Inc.	106,700	890
Nintendo Co. Ltd.	226,700	105,461
VMware, Inc.	13,800	951
		115,548
TOTAL INFORMATION TECHNOLOGY		878,226
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 12.3%
Chemicals - 7.0%
Monsanto Co.	2,115,401	$ 147,528
Potash Corp. of Saskatchewan, Inc.	1,123,900	99,533
The Mosaic Co. (a)	2,447,700	102,852
		349,913
Metals & Mining - 4.9%
Anglo American PLC ADR	728,000	20,835
Anglo Platinum Ltd.	50,000	6,685
Arcelor Mittal (NY Shares) Class A	869,100	57,534
Companhia Vale do Rio Doce sponsored ADR	985,700	48,625
Freeport-McMoRan Copper & Gold, Inc. Class B	988,100	86,380
Impala Platinum Holdings Ltd.	785,700	23,356
		243,415
Paper & Forest Products - 0.4%
Nine Dragons Paper (Holdings) Ltd.	5,857,000	17,502
TOTAL MATERIALS		610,830
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	2,911,200	116,070
Telefonica SA sponsored ADR	400,000	29,872
		145,942
Wireless Telecommunication Services - 4.3%
America Movil SAB de CV Series L sponsored ADR	899,000	54,354
American Tower Corp. Class A (a)	472,500	18,720
China Mobile (Hong Kong) Ltd. sponsored ADR	800,000	54,232
NII Holdings, Inc. (a)	1,052,500	83,337
		210,643
TOTAL TELECOMMUNICATION SERVICES		356,585
UTILITIES - 4.2%
Electric Utilities - 1.6%
Enernoc, Inc. (d)	35,100	1,252
Entergy Corp.	519,400	53,820
Reliant Energy, Inc. (a)	976,200	24,903
		79,975
Independent Power Producers & Energy Traders - 2.6%
Constellation Energy Group, Inc.	528,300	43,817
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. Class A (a)	1,000,000	$ 8,090
NRG Energy, Inc. (a)(d)	2,057,200	78,359
		130,266
TOTAL UTILITIES		210,241
TOTAL COMMON STOCKS (Cost $4,317,757)		4,939,876
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.48% (b)	17,380,719	17,381
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	119,760,125	119,760
TOTAL MONEY MARKET FUNDS (Cost $137,141)		137,141
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $4,454,898)		5,077,017
NET OTHER ASSETS - (2.2)%		(111,703)
NET ASSETS - 100%		$ 4,965,314
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,307,000 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,984
Fidelity Securities Lending Cash Central Fund	354
Total	$ 2,338
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,460,298,000. Net unrealized appreciation aggregated $616,719,000, of which $699,228,000 related to appreciated investment securities and $82,509,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007